Business Segment and Geographical Information - Distribution of Income from Operations, Excluding Restructuring, by Geographical Area (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 433,406	$ 385,847	$ 346,091
Ireland
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	314,287	269,196	240,115
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	37,997	36,904	26,351
U.S.
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	60,272	58,340	58,164
Other
Segment Reporting Information [Line Items]
Income from operations, excluding restructuring and other items	$ 20,850	$ 21,407	$ 21,461